Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Entity Registrant Name	OneMain Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36129
Entity Tax Identification Number	46-3348401
Entity Address, Address Line One	601 N.W. Second Street
Entity Address, City or Town	Evansville
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47708
City Area Code	812
Local Phone Number	424-8031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001584207
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	OMF
Security Exchange Name	NYSE